Financial instruments - Additional Information (Detail)	1 Months Ended	3 Months Ended			6 Months Ended
	Feb. 28, 2022 CAD ($)	Jun. 30, 2023 USD ($) dth MWh derivative_contract $ / MWh	Jun. 30, 2023 CAD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) dth MWh derivative_contract $ / MWh	Jun. 30, 2023 CAD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 CAD ($) dth MWh derivative_contract	Dec. 31, 2022 USD ($)	Dec. 17, 2022 CAD ($) MWh $ / MWh	Jan. 31, 2022 CAD ($)	May 23, 2019 USD ($)
Derivative [Line Items]
Nonmonetary notional amount | dth		2,755,733			2,755,733			2,755,733
Number of interest rate swap contracts | derivative_contract		2			2			2
Foreign currency gain (loss)		$ 130,000		$ (48,440,000)	$ 15,555,000		$ (40,595,000)
Supplier Financing Programs
Derivative [Line Items]
Accounts payable		63,328,000			63,328,000				$ 16,785,000
Non-regulated Energy Sales
Derivative [Line Items]
Unrealized gains (loss) in AOCI to be reclassified					19,722,000
U.S. dollar Subordinated unsecured notes | Unsecured Debt
Derivative [Line Items]
Par value								$ 300,000,000				$ 350,000,000
Debt repaid upon maturity	$ 200,000,000
Canadian dollar Senior unsecured notes | Unsecured Debt
Derivative [Line Items]
Par value								1,200,000,000
Designated as a hedge | Canadian dollar Senior unsecured notes
Derivative [Line Items]
Amortization of AOCI gains frozen as a result of hedge dedesignation		2,924,000		(2,149,000)	2,801,000		(2,544,000)
Canadian Investments and Subsidiaries
Derivative [Line Items]
Foreign currency gain (loss)		9,629,000		395,000	9,638,000		220,000
Currency Swap
Derivative [Line Items]
Cross-currency interest rate swap											$ 400,000,000
Currency Swap | U.S. dollar Subordinated unsecured notes | Unsecured Debt
Derivative [Line Items]
Par value								$ 400,000,000
Currency Swap | Canadian dollar Senior unsecured notes | Unsecured Debt
Derivative [Line Items]
Foreign currency gain (loss)		(3,967,000)		8,132,000	(4,348,000)		6,080,000
Interest rate swaps designated as a hedge
Derivative [Line Items]
Nonmonetary notional amount | MWh										388,170
Receive average prices (per MW-hr) | $ / MWh										25.15
Derivative notional amount										$ 390,000,000
Interest rate swaps designated as a hedge | U.S. dollar Subordinated unsecured notes
Derivative [Line Items]
Derivative notional amount		350,000,000			350,000,000
Interest rate swaps designated as a hedge | Canadian dollar Senior unsecured notes | Unsecured Debt
Derivative [Line Items]
Foreign currency gain (loss)			$ (4,975,000)	8,439,000		$ (4,987,000)	14,252,000
Foreign exchange contract
Derivative [Line Items]
Foreign currency gain (loss)		$ (6,942,000)		$ 14,929,000	$ (7,009,000)		$ 10,697,000
Transmission congestion rights
Derivative [Line Items]
Nonmonetary notional amount | MWh		919,014			919,014			919,014
Minimum | Atlantica Yield Energy Solutions Canada Inc. | Measurement Input, Discount Rate
Derivative [Line Items]
Alternative investment, measurement input (percent)		0.0781			0.0781			0.0781
Minimum | Atlantica Yield Energy Solutions Canada, Inc | Measurement Input, Price Volatility
Derivative [Line Items]
Alternative investment, measurement input (percent)		0.2699			0.2699			0.2699
Minimum | Energy contracts
Derivative [Line Items]
Forward price | $ / MWh		24.27			24.27
Derivative auction price | $ / MWh		$ 0			$ 0
Minimum | Transmission congestion rights
Derivative [Line Items]
Receive average prices (per MW-hr) | $ / MWh		0.64			0.64
Maximum | Atlantica Yield Energy Solutions Canada Inc. | Measurement Input, Discount Rate
Derivative [Line Items]
Alternative investment, measurement input (percent)		0.0831			0.0831			0.0831
Maximum | Atlantica Yield Energy Solutions Canada, Inc | Measurement Input, Price Volatility
Derivative [Line Items]
Alternative investment, measurement input (percent)		0.3489			0.3489			0.3489
Maximum | Energy contracts
Derivative [Line Items]
Forward price | $ / MWh		73.20			73.20
Derivative auction price | $ / MWh		$ 23.98			$ 23.98
Maximum | Transmission congestion rights
Derivative [Line Items]
Receive average prices (per MW-hr) | $ / MWh		19.06			19.06
Weighted Average | Atlantica Yield Energy Solutions Canada Inc. | Measurement Input, Discount Rate
Derivative [Line Items]
Alternative investment, measurement input (percent)		0.0812			0.0812			0.0812
Weighted Average | Energy contracts
Derivative [Line Items]
Forward price | $ / MWh		35.79			35.79
Derivative auction price | $ / MWh		$ 5.04			$ 5.04
Weighted Average | Transmission congestion rights
Derivative [Line Items]
Receive average prices (per MW-hr) | $ / MWh		5.97			5.97